Other operating income (expenses), net - Summary of Details of Other income (expenses), net (Detail) (Parenthetical) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income and Expense Net [Line items]
Loss of profits and material damages of fixed assets	[1]	R$ (998,794)
Rumo S.A. [member]
Other Operating Income and Expense Net [Line items]
Loss of profits and material damages of fixed assets		130,271
Moove Lubricants Holdings [member]
Other Operating Income and Expense Net [Line items]
Loss of profits and material damages of fixed assets		R$ 868,523

[1]	The balance for the twelve-month period ended December 31, 2025, is comprised of R$ 130,271 from Rumo SA and R$ 868,523 from Moove.